Income Taxes - Schedule of Deferred Tax Assets, Net and Liability (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets, current:
Inventory	$ 15,473	$ 13,172
Net operating loss carry-forwards	61,170	23,185
Bad debt allowance	8,938	2,740
Timing difference in cost recognition	26,787	5,862
Accrued liabilities	10,236	6,925
Vacation provision	2,588	2,811
Other	5,910	1,097
Total deferred tax asset, current	131,102	55,792
Valuation allowance for deferred tax assets, current	(80,828)	(12,536)
Total deferred tax asset net of valuation allowance, current	50,274	43,256
Deferred tax assets, non-current:
Net operating loss carry-forwards	669,390	440,083
Asset retirement obligation	8,326	7,784
Property, plant and equipment	62,908	23,726
Pension obligations	19,579	17,931
Other	3,762	19,397
Total deferred tax assets, non-current	763,965	508,921
Valuation allowance for deferred tax assets, non-current	(517,672)	(334,993)
Total deferred tax asset net of valuation allowance, non-current	246,293	173,928
Total deferred tax asset, net	296,567	217,184
Deferred tax liabilities, current:
Timing difference in revenue recognition	5,399	9,362
Timing difference in cost recognition	7,261	12,306
Inventories	37,851	39,187
Bad debt allowance	9,279	6,418
Other	9,311	6,469
Total deferred tax liabilities, current	69,101	73,742
Deferred tax liabilities, non-current:
Property, plant and equipment	522,056	479,613
Mineral licenses	1,135,713	1,143,478
Timing difference in cost recognition	2,529	11,969
Other	18,771	1,532
Total deferred tax liabilities, non-current	1,679,069	1,636,592
Total deferred tax liability	$ 1,748,170	$ 1,710,334